Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment
Property, Plant and Equipment

7.Property, Plant and Equipment

	Furniture and
	office	Leasehold	Laboratory	Assets under
(in EUR 000)	equipment	improvements	equipment	construction	Total
Cost
Opening Gross value January 1, 2022	858	555	858	691	2,962
Additions	255	184	420	27	886
Exchange differences	(33)	(35)	(28)	—	(96)
Cost at December 31, 2022	1,080	704	1,250	718	3,752
Additions	127	55	141	2,055	2,378
Transfers	—	578	140	(718)	—
Other	—	—	(7)	—	(7)
Exchange differences	(25)	(23)	(23)	—	(71)
Cost at December 31, 2023	1,182	1,314	1,501	2,055	6,052
Depreciation
Opening accumulated depreciation January 1, 2022	(563)	(229)	(150)	—	(942)
Depreciation charge	(137)	(85)	(170)	—	(392)
Exchange differences	23	12	7	—	42
Depreciation at December 31, 2022	(677)	(302)	(313)	—	(1,292)
Depreciation charge	(160)	(145)	(297)	—	(602)
Exchange differences	17	8	5	—	30
Depreciation at December 31, 2023	(820)	(439)	(605)	—	(1,864)
Net book value at December 31, 2022	403	402	937	718	2,460
Net book value at December 31, 2023	362	875	896	2,055	4,188

In 2023, acquisitions were mainly related to the US production line under construction for an amount of €2.1 million, laboratory equipment for an amount of €0.1 million (2022: €420,000) and furniture and office equipment for an amount of €127,000 (2022: €255,000). Additions to leasehold improvements in 2023 amount to €55,000 (2022: € 184,000). The total amount of purchases of property, plant and equipment in the consolidated statements of cash flow is higher than the additions due to the tax incentive relating to investments of 2023 amounting to €122,000.

There has been a transfer from asset under construction for an amount of €0.7 million to leasehold improvement (€0.6 million) and laboratory equipment (€140,000).

The line Other relates to tax incentive in Belgium on the investments of 2022. We refer to note 10 for more details.

The depreciation charge amounts to €0.6 million in 2023 and to €392,000 in 2022.